Deferred revenue (Schedule of Deferred Revenue) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY
Deferred revenue [Abstract]
Prepayments by customers prior to completion of cord blood processing services	$ 15,211	94,471		51,610
Unearned storage fees	97,913	608,115	58,130	361,034	199,470	116,870
Current portion	27,747	172,328		106,110
Non-current portion	85,377	530,258		306,534
Total current and non-current deferred revenue	$ 113,124	702,586		412,644